Income Taxes	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Income Taxes
Income Taxes

9. Income Taxes

The Company is registered in the Cayman Islands and mainly operates in two taxable jurisdictions—the PRC and Hong Kong.

The Group’s income before income taxes is as follows:

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands, except percentage)
Income before income tax expenses	$306,631	$191,805
Less: Income (Loss) from non-China operations	79,717	(163,411)
Income from China operations	$226,914	$355,216
Income tax expense (benefits) applicable to non-China operations	$13,296	$(4,275)
Income tax expense applicable to China operations	43,331	66,130
Total income tax expenses	$56,627	$61,855
Effective tax rate for China operations	19.1%	18.6%

The Company generated the majority of its operating income from PRC operations and has recorded income tax provision for the periods presented. The Group’s income (loss) from non-China operations mainly included stock-based compensation, fair value changes through earnings on investments and investment related impairment recorded by the Group’s non-China subsidiaries. The Group’s non-China operations have recognized $13.3 million deferred tax charges from fair value change of investments during the six months ended June 30, 2020, as well as a $4.3 million reversal of previously recognized deferred tax charges during the six months ended June 30, 2021.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is required.

Hong Kong

Weibo HK is subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Commencing from the year of assessment 2018/2019, the first HK$2 million of profits earned by entities incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

China

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25%, unless they are eligible for preferential tax treatment. Preferential tax treatments will be granted to companies conducting businesses in certain encouraged sectors and to entities qualified as “software enterprise”, “key software enterprise” (“KSE”) and/or “high and new technology enterprise” (“HNTE”). Weibo Technology, the Group’s WFOE, was qualified as a “software enterprise” in 2020, it will not enjoy a reduced tax rate for its “software enterprise” status as it has been five years since its first profitable year of 2015 and it has already benefited from the preferential tax treatment of "software enterprise" status from 2015 to 2019. Weibo Technology was also granted the HNTE status for the fiscal years from 2017 to 2022, which entitled the qualified entity a preferential tax rate of 15% in 2020 and 2021. Its qualification as a HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China. In addition, certain of the Group’s other PRC entities are also qualified as a “software enterprise”, and/or HNTE, and currently enjoy the respective preferential tax treatments.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should Weibo be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

The EIT Law also imposes a withholding income tax rate of 10% on dividends distributed by a WFOE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a WFOE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the WFOE). The State Administration of Taxation further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

The operations of the Group’s WFOE in China are invested and held by Weibo HK. If the Company is regarded as a non-resident enterprise and Weibo HK is regarded as a resident enterprise, then Weibo HK may be required to pay a 10% withholding tax on any dividends payable to the Company. If Weibo HK is regarded as a non-resident enterprise, then Weibo Technology may be required to pay a 5% withholding tax for any dividends payable to Weibo HK. However, it is still unclear at this stage whether Circular 601 applies to dividends from Weibo Technology paid to Weibo HK. If Weibo HK were not considered as “beneficial owners” of any dividends from Weibo Technology, the dividends payable to Weibo HK would be subject to a withholding tax of 10%. The current policy approved by the Company’s board of directors allows the Group to distribute PRC earnings offshore only if the Group does not have to pay a dividend tax. As of June 30, 2021, the Group did not record any withholding tax for its PRC subsidiaries.

According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities were entitled to claim 150% of their research and development expenses incurred as tax deductible expenses when determining their assessable profits for that year (the “R&D Deduction”). The State Taxation Administration of the PRC announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as R&D Deduction from January 1, 2018 to December 31, 2020.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses of the Group:

	Six Months Ended June 30,
	2020	2021
	(Unaudited)
	(In thousands)
Deferred tax provisions (benefits)	$12,745	$(5,061)
Current income tax expenses	43,882	66,916

Income tax expenses	$56,627	$61,855

Deferred tax assets and liabilities

The following table sets forth the significant components of deferred tax assets and liabilities for the Group:

	As of
	December 31, 2020	June 30, 2021

	(In thousands)
Deferred tax assets:

Net operating loss carry forwards	$8,872	$8,976
Valuation allowance	(8,872)	(8,976)
Depreciation, investment-related impairment, accounts receivable, accrued and other liabilities	107,892	109,154
Valuation allowance	(80,872)	(81,875)

Net deferred tax assets (included in other non-current assets)	$27,020	$27,279

Deferred tax liabilities:
Acquired intangible assets	$30,999	$32,652
Depreciation	1,435	1,452
Investment gain	25,496	21,571
Others	369	373

Total deferred tax liabilities	$58,299	$56,048

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies. The valuation allowance on deferred tax assets as of December 31, 2020 and June 30, 2021 was $89.7 million and $90.9 million, respectively. The valuation allowance primarily consists of bad debt expenses and investment impairment charges/fair value change of investments. Historically, deferred tax assets were valued using the statutory rate of 25% for China operations. Net operating loss carry forwards for China operations as of December 31, 2020 will expire, if unused, in the years ending December 31, 2021 through December 31, 2025.

Uncertain tax position

Except for the lag recognition of preferential tax treatment of KSE status, research and development super deduction and stock based related deduction, the Group did not record any liability or decrease in deferred tax asset related to uncertain tax positions as of December 31, 2020 and June 30, 2021, and thus, no interest and penalties related to uncertain tax positions were recorded.

For the six months ended June 30, 2021, based on interactions with the tax authorities, the Group received additional guidance regarding certain areas with heightened requirements, and updated its estimate of related tax benefit amount that is expected to be sustained upon settlement with tax authorities. Additional $27.9 million tax liability related to uncertain tax positions was recognized for the six months ended June 30, 2021, which is based on the updated estimate of the largest amount of tax benefit that is greater than 50% likely to be realized upon settlement with the tax authorities. It is possible that the estimate and ultimate resolution of these uncertain tax positions may further change based on further interactions with the tax authorities.

In general, the PRC tax authorities have up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2016 through 2020 remain subject to the review by the relevant PRC tax authorities.

9. Income Taxes

The Company is registered in the Cayman Islands and mainly operates in two taxable jurisdictions—the PRC and Hong Kong.

The Group’s income before income taxes is as follows:

	Nine Months Ended September 30,
	2020	2021

	(In thousands, except percentage)
Income before income tax expenses	$370,109	$405,011
Less: Income (Loss) from non-China operations	64,479	(198,398)
Income from China operations	$305,630	$603,409
Income tax expense (benefits) applicable to non-China operations	$12,358	$(9,757)
Income tax expense applicable to China operations	74,272	103,017
Total income tax expenses	$86,630	$93,260
Effective tax rate for China operations	24.3%	17.1%

The Company generated the majority of its operating income from PRC operations and has recorded income tax provision for the periods presented. The Group’s income (loss) from non-China operations mainly included stock-based compensation, fair value changes through earnings on investments and investment related impairment recorded by the Group’s non-China subsidiaries. The Group’s non-China operations have recognized $12.4 million deferred tax charges from fair value change of investments during the nine months ended September 30, 2020, as well as a $9.8 million reversal of previously recognized deferred tax charges during the nine months ended September 30, 2021.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax is required.

Hong Kong

Weibo HK is subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Commencing from the year of assessment 2018/2019, the first HK$2 million of profits earned by entities incorporated in Hong Kong will be taxed at half the current tax rate (i.e., 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

China

Effective January 1, 2008, the Enterprise Income Tax Law (the “EIT Law”) in China unifies the enterprise income tax rate for the entities incorporated in China at 25%, unless they are eligible for preferential tax treatment. Preferential tax treatments will be granted to companies conducting businesses in certain encouraged sectors and to entities qualified as “software enterprise”, “key software enterprise” (“KSE”) and/or “high and new technology enterprise” (“HNTE”). Weibo Technology, the Group’s WFOE, was qualified as a “software enterprise” in 2020, it will not enjoy a reduced tax rate for its “software enterprise” status as it has been five years since its first profitable year of 2015 and it has already benefited from the preferential tax treatment of “software enterprise” status from 2015 to 2019. Weibo Technology was also granted the HNTE status for the fiscal years from 2017 to 2022, which entitled the qualified entity a preferential tax rate of 15% in 2020 and 2021. Its qualification as a HNTE is subject to annual evaluation and a three-year review by the relevant authorities in China. In addition, certain of the Group’s other PRC entities are also qualified as a “software enterprise”, and/or HNTE, and currently enjoy the respective preferential tax treatments.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should Weibo be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC tax on worldwide income at a uniform tax rate of 25% retroactive to January 1, 2008.

The EIT Law also imposes a withholding income tax rate of 10% on dividends distributed by a WFOE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a WFOE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the WFOE). The State Administration of Taxation further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits.

The operations of the Group’s WFOE in China are invested and held by Weibo HK. If the Company is regarded as a non-resident enterprise and Weibo HK is regarded as a resident enterprise, then Weibo HK may be required to pay a 10% withholding tax on any dividends payable to the Company. If Weibo HK is regarded as a non-resident enterprise, then Weibo Technology may be required to pay a 5% withholding tax for any dividends payable to Weibo HK. However, it is still unclear at this stage whether Circular 601 applies to dividends from Weibo Technology paid to Weibo HK. If Weibo HK were not considered as “beneficial owners” of any dividends from Weibo Technology, the dividends payable to Weibo HK would be subject to a withholding tax of 10%. The current policy approved by the Company’s board of directors allows the Group to distribute PRC earnings offshore only if the Group does not have to pay a dividend tax. As of September 30, 2021, the Group did not record any withholding tax for its PRC subsidiaries.

According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities were entitled to claim 150% of their research and development expenses incurred as tax deductible expenses when determining their assessable profits for that year (the “R&D Deduction”). The State Taxation Administration of the PRC announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as R&D Deduction from January 1, 2018 to December 31, 2020.

Composition of income tax expenses

The following table sets forth current and deferred portion of income tax expenses of the Group:

	Nine Months Ended September 30,
	2020	2021

	(In thousands)
Deferred tax provisions (benefits)	$11,682	$(11,546)
Current income tax expenses	74,948	104,806

Income tax expenses	$86,630	$93,260

Deferred tax assets and liabilities

The following table sets forth the significant components of deferred tax assets and liabilities for the Group:

	As of
	December 31, 2020	September 30, 2021

	(In thousands)
Deferred tax assets:
Net operating loss carry forwards	$8,872	$8,991
Valuation allowance	(8,872)	(8,991)
Depreciation, investment-related impairment, accounts receivable, accrued and other liabilities	107,892	109,338
Valuation allowance	(80,872)	(82,013)

Net deferred tax assets (included in other non-current assets)	$27,020	$27,325

Deferred tax liabilities:
Acquired intangible assets	$30,999	$36,768
Depreciation	1,435	1,454
Investment gain	25,496	15,857
Others	369	374

Total deferred tax liabilities	$58,299	$54,453

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including (i) future reversals of existing taxable temporary differences; (ii) future taxable income exclusive of reversing temporary differences and carry forwards; and (iii) tax planning strategies. The valuation allowance on deferred tax assets as of December 31, 2020 and September 30, 2021 was $89.7 million and $91.0 million, respectively. The valuation allowance primarily consists of bad debt expenses and investment impairment charges/fair value change of investments. Historically, deferred tax assets were valued using the statutory rate of 25% for China operations. Net operating loss carry forwards for China operations as of December 31, 2020 will expire, if unused, in the years ending December 31, 2021 through December 31, 2025.

Uncertain tax position

Except for the lag recognition of preferential tax treatment of KSE status, research and development super deduction and stock based related deduction, the Group did not record any liability or decrease in deferred tax asset related to uncertain tax positions as of December 31, 2020 and September 30, 2021, and thus, no interest and penalties related to uncertain tax positions were recorded.

For the nine months ended September 30, 2021, based on interactions with the tax authorities, the Group received additional guidance regarding certain areas with heightened requirements, and updated its estimate of related tax benefit amount that is expected to be sustained upon settlement with tax authorities. Additional $27.9 million tax liability related to uncertain tax positions was recognized for the nine months ended September 30, 2021, which is based on the updated estimate of the largest amount of tax benefit that is greater than 50% likely to be realized upon settlement with the tax authorities. It is possible that the estimate and ultimate resolution of these uncertain tax positions may further change based on further interactions with the tax authorities.

In general, the PRC tax authorities have up to five years to review a company’s tax filings. Accordingly, tax filings of the Company’s PRC subsidiaries and VIEs for tax years 2016 through 2020 remain subject to the review by the relevant PRC tax authorities.